Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Statutory federal income tax benefit			$ (3,025,315)	$ (3,248,385)
Statutory federal income tax benefit, percentage			21.00%	21.00%
State taxes, net of federal tax benefit			$ (219,705)	$ (327,095)
State taxes, net of federal tax benefit, percentage			1.50%	2.10%
Change in valuation allowance			$ 2,079,231	$ 1,435,041
Change in valuation allowance, percentage			(14.40%)	(9.30%)
Change in state tax rate			$ 462,709	$ 13,055
Change in state tax rate, percentage			(3.20%)	(0.10%)
Change in fair value estimates			$ (2,050,026)	$ 1,610,993
Change in fair value estimates, percentage			14.20%	(10.40%)
Non-deductible interest-IRC 163(j)			$ 738,993
Non-deductible interest - IRC 163(j), percentage			(5.10%)	0.00%
Non-deductible transaction restructuring costs			$ 1,313,792
Non-deductible transaction			(9.10%)	0.00%
Nondeductible warrant issuance expense			$ 552,321
Nondeductible warrant issuance expense, percentage			(3.80%)	0.00%
Other non-deductible expenses			$ 148,000	$ 516,391
Other non-deductible expenses, percentage			(1.00%)	(3.30%)
Effective tax rate	$ (933)	$ 3,277
Effective tax rate, percentage			0.00%	0.00%